Reverse Recapitalization (Details) - USD ($) $ in Millions			12 Months Ended
	Dec. 31, 2023	Jul. 31, 2023	Dec. 29, 2024	Mar. 30, 2025
Reverse Recapitalization [Line Items]
Net cash proceeds		$ 19.7
Common shares issued (in Shares)	49,065,361		73,784,645	79,921,908
Common shares outstanding (in Shares)	49,065,361		73,784,645	79,921,908
Additional paid-in capital			$ 16.4
Cash payments	$ 5.4
Legacy Complete Solaria [Member]
Reverse Recapitalization [Line Items]
Professional fees			16.4
Additional paid-in capital			$ 5.8
Class A Common Stock [Member] | Merger [Member]
Reverse Recapitalization [Line Items]
Common shares issued (in Shares)			45,290,553
Common shares outstanding (in Shares)			45,290,553
FACT [Member]
Reverse Recapitalization [Line Items]
Additional paid-in capital			$ 10.6